Schedule of investments
Delaware Ivy Small Cap Growth Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.93%
Communication Services — 2.63%
IMAX †	942,969	$ 16,021,043
Iridium Communications	383,275	23,809,043
		39,830,086
Consumer Discretionary — 13.07%
Boot Barn Holdings †	291,355	24,674,855
First Watch Restaurant Group †	492,324	8,320,275
Fox Factory Holding †	107,473	11,661,895
Marriott Vacations Worldwide	90,700	11,130,704
Meritage Homes	140,837	20,036,880
Monarch Casino & Resort	121,055	8,528,325
Red Rock Resorts Class A	660,842	30,914,189
Texas Roadhouse	325,633	36,562,073
Visteon †	161,461	23,187,414
Wingstop	115,792	23,176,927
		198,193,537
Consumer Staples — 2.42%
BellRing Brands †	346,492	12,681,607
Duckhorn Portfolio †	406,658	5,274,354
MGP Ingredients	176,120	18,718,034
		36,673,995
Energy — 3.71%
Cactus Class A	460,784	19,500,379
SM Energy	266,568	8,431,546
Weatherford International †	427,109	28,368,580
		56,300,505
Financials — 7.42%
Flywire †	560,877	17,409,622
Houlihan Lokey	243,951	23,982,823
Kinsale Capital Group	93,639	35,039,714
Seacoast Banking	532,742	11,773,598
Shift4 Payments Class A †	357,493	24,277,350
		112,483,107
Healthcare — 22.46%
Acadia Healthcare †	339,412	27,030,772
Axonics †	247,828	12,507,879
CryoPort †	958,538	16,534,780
Cytek Biosciences †	820,019	7,002,962
Evolent Health Class A †	908,213	27,518,854
Halozyme Therapeutics †	460,273	16,602,047
Harmony Biosciences Holdings †	591,304	20,807,988
Inmode †	778,483	29,076,340
Insmed †	629,866	13,290,172
Pacira BioSciences †	473,081	18,956,356
Penumbra †	66,413	22,850,057
Progyny †	965,344	37,976,633
PTC Therapeutics †	180,422	7,337,763
R1 RCM †	1,359,960	25,091,262
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
TransMedics Group †	337,161	$ 28,314,781
Vericel †	790,251	29,689,730
		340,588,376
Industrials — 21.20%
AAON	142,255	13,487,197
Casella Waste Systems Class A †	189,996	17,185,138
CBIZ †	565,480	30,128,774
Chart Industries †	34,074	5,444,684
Clean Harbors †	244,329	40,175,017
EnerSys	263,480	28,592,850
Federal Signal	401,058	25,679,744
Kirby †	366,390	28,193,710
Parsons †	633,226	30,483,500
Paycor HCM †	1,240,516	29,363,014
Saia †	61,019	20,893,516
Shoals Technologies Group Class A †	974,062	24,897,025
SiteOne Landscape Supply †	161,152	26,970,399
		321,494,568
Information Technology — 22.92%
Allegro MicroSystems †	777,370	35,090,482
Belden	173,629	16,607,614
Box Class A †	783,856	23,029,689
Calix †	397,598	19,844,116
CyberArk Software †	237,499	37,128,219
DoubleVerify Holdings †	1,285,280	50,023,098
Instructure Holdings †	669,802	16,852,218
Jamf Holding †	418,338	8,165,958
Onto Innovation †	159,812	18,613,304
Power Integrations	176,022	16,664,003
Rambus †	149,241	9,576,795
Silicon Laboratories †	56,858	8,968,781
Smartsheet Class A †	572,374	21,899,029
Sprout Social Class A †	460,191	21,242,416
Super Micro Computer †	72,041	17,956,219
Tenable Holdings †	593,630	25,852,586
		347,514,527
Materials — 2.28%
ATI †	780,657	34,528,459
		34,528,459
Real Estate — 0.82%
Ryman Hospitality Properties	133,095	12,367,187
		12,367,187
Total Common Stocks (cost $1,316,874,450)		1,499,974,347

NQ- IV002 [0623] 0823 (3049429)    1

Schedule of investments
Delaware Ivy Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 1.22%
Money Market Mutual Funds — 1.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	4,646,448	$ 4,646,448
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	4,646,447	4,646,447
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	4,646,448	4,646,448
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	4,646,447	4,646,447
Total Short-Term Investments (cost $18,585,790)		18,585,790

Total Value of Securities—100.15% (cost $1,335,460,240)		1,518,560,137
Liabilities Net of Receivables and Other Assets—(0.15%)		(2,303,205)
Net Assets Applicable to 101,085,585 Shares Outstanding—100.00%		$1,516,256,932

†	Non-income producing security.

2    NQ- IV002 [0623] 0823 (3049429)